John Hancock
Short Duration Municipal Opportunities Fund
Quarterly portfolio holdings 8/31/2022

Fund’s investments
As of 8-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.8%				$19,650,976
(Cost $19,765,892)
Alabama 3.8%				753,272
Black Belt Energy Gas District Gas Project No. 7, Series C1	4.000	10-01-52	500,000	500,882
Lower Alabama Gas District Gas Project No. 2, Series A	4.000	12-01-50	250,000	252,390
California 6.5%				1,287,010
Bay Area Toll Authority San Francisco Bay Area Bridge Tolls, Series A, (SIFMA + 1.250%) (A)	2.220	04-01-36	500,000	504,539
California Community Choice Financing Authority Clean Energy Project, Series A1	4.000	02-01-24	100,000	101,054
City of Los Angeles Anticipation Notes	4.000	06-29-23	500,000	507,019
River Islands Public Financing Authority Community Facilities District No. 2003-1 (B)	3.450	09-01-23	175,000	174,398
Delaware 2.3%				464,532
Delaware State Economic Development Authority NRG Energy Project	1.250	10-01-40	500,000	464,532
Florida 6.2%				1,224,997
City of Tampa H. Lee Moffitt Cancer Center Project	5.000	07-01-26	100,000	106,905
County of Broward Port Facilities Revenue, AMT	5.000	09-01-28	500,000	550,652
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-28	150,000	162,335
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-29	175,000	189,339
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-30	200,000	215,766
Georgia 9.2%				1,833,222
Augusta Development Authority Health System, Inc. Project	5.000	07-01-26	250,000	246,594
City of Atlanta Airport Passenger Facility Charge Series D, AMT	5.000	07-01-26	500,000	534,525
Downtown Savannah Authority Chatham County Judicial Complex	5.000	06-01-29	500,000	544,249
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A	4.000	07-01-52	500,000	507,854
Idaho 1.2%				239,049
Idaho Housing & Finance Association Connor Academy Project	5.000	05-01-26	100,000	105,454
Idaho Housing & Finance Association Connor Academy Project	5.000	05-01-27	125,000	133,595
Illinois 10.1%				2,006,457
Chicago Midway International Airport Series A, AMT	5.000	01-01-30	550,000	577,470
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	335,000	333,849
Illinois Sports Facilities Authority State Tax Supported, Series A	5.000	06-15-30	500,000	518,563
Lake County Consolidated High School District No. 120 Mundelein Series A, GO	5.500	12-01-27	515,000	576,575
2	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Indiana 2.6%				$520,674
City of Whiting BP Products North America, Inc., AMT	5.000	11-01-47	500,000	520,674
Kentucky 2.5%				501,183
County of Boone Duke Energy Project	3.700	08-01-27	500,000	501,183
Massachusetts 2.7%				528,851
Massachusetts School Building Authority Senior Dedicated Sales Tax Bonds, Series A	5.000	11-15-42	500,000	528,851
Michigan 1.2%				246,937
Michigan Strategic Fund Graphic Packaging International LLC, AMT	4.000	10-01-61	250,000	246,937
New York 6.0%				1,188,208
Metropolitan Transportation Authority Transportation, Series A2	5.000	11-15-28	500,000	529,672
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-26	150,000	159,054
TSASC, Inc. Tobacco Settlement Subordinated, Series B	5.000	06-01-23	500,000	499,482
Ohio 2.8%				563,246
Ohio Higher Educational Facility Commission University of Dayton (C)	5.000	02-01-30	500,000	563,246
Oklahoma 8.7%				1,725,526
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-26	100,000	107,798
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-27	145,000	158,328
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-28	240,000	263,858
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-24	250,000	248,439
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-25	400,000	400,679
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	546,424
Oregon 1.0%				202,085
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-27	190,000	202,085
Pennsylvania 5.7%				1,143,999
Berks County Industrial Development Authority Tower Health Project	5.000	11-01-22	160,000	159,270
Berks County Municipal Authority Tower Health Project, Series B	5.000	02-01-40	500,000	466,143
Dauphin County General Authority Pinnacle Health System Project, Series A	5.000	06-01-29	490,000	518,586
Rhode Island 2.6%				513,992
Providence Public Building Authority Capital Improvement Program Projects, Series A (B)	4.000	09-15-24	500,000	513,992
Texas 12.9%				2,573,705
Burleson Independent School District, GO	5.000	02-01-24	500,000	517,605
City of New Braunfels Utility System Revenue	5.000	07-01-23	500,000	510,444
City of San Antonio Electric & Gas Systems Revenue Series 2019	2.750	02-01-48	500,000	500,337
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	3

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. Windhaven Project, Series B2	4.500	10-01-26	500,000	$500,663
St. George Place Redevelopment Authority Tax Increment Contract Revenue (B)	5.000	09-01-24	160,000	166,865
St. George Place Redevelopment Authority Tax Increment Contract Revenue (B)	5.000	09-01-28	105,000	116,120
St. George Place Redevelopment Authority Tax Increment Contract Revenue (B)	5.000	09-01-29	115,000	127,696
St. George Place Redevelopment Authority Tax Increment Contract Revenue (B)	5.000	09-01-30	120,000	133,975
Washington 2.7%				529,180
Port of Seattle Series C, AMT	5.000	08-01-25	500,000	529,180
Wisconsin 8.1%				1,604,851
County of Waushara Anticipation Notes, Series A	4.500	06-01-27	500,000	521,639
Public Finance Authority Friends Homes, Inc. (D)	4.000	09-01-24	165,000	164,812
Public Finance Authority Lenoir Rhyne University	5.000	04-01-28	400,000	418,717
State of Wisconsin Series A, GO (SIFMA + 0.420%) (A)	1.200	05-01-25	500,000	499,683
Total investments (Cost $19,765,892) 98.8%				$19,650,976
Other assets and liabilities, net 1.2%				237,504
Total net assets 100.0%				$19,888,480

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SIFMA	Securities Industry and Financial Markets Association Municipal Swap Index
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	6.3
TOTAL	6.3
The fund had the following sector composition as a percentage of net assets on 8-31-22:
General obligation bonds	8.0%
Revenue bonds	90.8%
Other revenue	28.1%
Health care	19.7%
Airport	9.1%
Education	8.8%
Transportation	8.0%
Utilities	7.4%
Development	6.3%
Tobacco	2.5%
Facilities	0.9%
4	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Other assets and liabilities, net	1.2%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2022, all investments are categorized as Level 2 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent prospectus.
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